Cover	Apr. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Entity File Number	001-39669
Entity Registrant Name	COEPTIS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Andrews Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	400-9994
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ZSQR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false